Consolidated Statement of Income - CAD ($) $ in Millions		3 Months Ended				6 Months Ended
		Apr. 30, 2025	Jan. 31, 2025	Apr. 30, 2024		Apr. 30, 2025	Apr. 30, 2024
Interest income
Loans	[1]	$ 10,922	$ 11,537	$ 11,792		$ 22,459	$ 23,704
Securities	[1]	1,993	2,164	2,277		4,157	4,580
Securities purchased under resale agreements and securities borrowed	[1]	661	616	372		1,277	718
Deposits with financial institutions	[1]	711	663	771		1,374	1,649
Interest income	[1]	14,287	14,980	15,212		29,267	30,651
Interest expense
Deposits		8,267	9,088	9,761		17,355	19,674
Subordinated debentures		103	99	121		202	256
Other		647	620	636		1,267	1,254
Interest expenses		9,017	9,807	10,518		18,824	21,184
Net interest income		5,270	5,173	4,694		10,443	9,467
Non-interest income
Card revenues		223	218	214		441	423
Banking services fees		496	502	477		998	977
Credit fees		291	326	437		617	933
Mutual funds		607	635	551		1,242	1,089
Brokerage fees		349	353	317		702	608
Investment management and trust		288	286	273		574	539
Underwriting and advisory fees		246	223	196		469	332
Non-trading foreign exchange		216	264	245		480	473
Trading revenues		405	655	383		1,060	856
Net gain on sale of investment securities		7	31	19		38	22
Net income from investments in associated corporations		159	113	57		272	103
Insurance service results		121	125	108		246	222
Other fees and commissions		391	422	286		813	577
Other		11	46	90		57	159
Total non-interest income		3,810	4,199	3,653		8,009	7,313
Total revenue		9,080	9,372	8,347	[2]	18,452	16,780	[2]
Provision for credit losses		1,398	1,162	1,007	[2]	2,560	1,969	[2]
Profit from operating activity		7,682	8,210	7,340		15,892	14,811
Non-interest expenses
Salaries and employee benefits		2,641	2,709	2,455		5,350	4,901
Premises and technology		814	800	699		1,614	1,407
Depreciation and amortization		393	403	410	[2]	796	831	[2]
Communications		103	97	99		200	205
Advertising and business development		159	156	148		315	300
Professional		229	205	191		434	353
Business and capital taxes		171	184	171		355	354
Other		600	1,937	538		2,537	1,099
Total non-interest expenses		5,110	6,491	4,711		11,601	9,450
Income before taxes		2,572	1,719	2,629		4,291	5,361
Income tax expense		540	726	537	[2]	1,266	1,070	[2]
Net income		2,032	993	2,092	[2]	3,025	4,291	[2]
Net income attributable to non-controlling interests in subsidiaries		56	(154)	26	[2]	(98)	51	[2]
Net income attributable to equity holders of the Bank		1,976	1,147	2,066	[2]	3,123	4,240	[2]
Preferred shareholders and other equity instrument holders		135	122	123		257	231
Common shareholders		$ 1,841	$ 1,025	$ 1,943		$ 2,866	$ 4,009
Earnings per common share (in dollars)
Basic	[3]	$ 1.48	$ 0.82	$ 1.59		$ 2.3	$ 3.29
Diluted	[3]	1.48	0.66	1.57		2.15	3.25
Dividends paid per common share (in dollars)		$ 1.06	$ 1.06	$ 1.06		$ 2.12	$ 2.12

[1]	Includes interest income on financial assets measured at amortized cost and FVOCI, calculated using the effective interest method, of $13,943 for the three months ended April 30, 2025 (January 31, 2025 – $14,577; April 30, 2024 – $14,776) and for the six months ended April 30, 2025 – $28,520 (April 30, 2024 – $29,674).
[2]	Effective Q1 2025, changes were made to the methodology used to allocate certain income, expenses and balance sheet items between business segments. Prior period results for each segment have been reclassified to conform with the current period’s methodology.
[3]	Earnings per share calculations are based on full dollar and share amounts.